Subsequent Events (Details)		Apr. 01, 2026 USD ($) shares	Mar. 31, 2026 shares	Mar. 27, 2026 USD ($)	Mar. 27, 2026 CNY (¥)	Sep. 30, 2025 shares
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)	[1]		139,232			4,880
Issued and outstanding percentage				37.50%	37.50%
Consideration amount				$ (652,363)	¥ 4,500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)		2,200,000
Net proceed received | $		$ 21,837,965

[1]	Giving retroactive effect to the 150 to 1 reverse share split on May 19, 2026, and the 25 to 1 reverse share split on November 7, 2025.